Employee Benefit Obligations - Other Postretirement Weighted Average Assumptions (Details) - Other post retirement benefits	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S.
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	3.64%	4.16%	4.60%
Rate of compensation increase (as a percent)	4.50%	4.50%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	4.16%	4.04%	4.15%
Rate of compensation increase (as a percent)	4.50%	4.50%
Canada
Weighted-average assumptions used to determine benefit obligations
Discount rate (as a percent)	3.25%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate (as a percent)	3.50%	3.50%	3.50%